Expense Example - FidelityAdvisorCapitalDevelopmentFund-OPRO - FidelityAdvisorCapitalDevelopmentFund-OPRO - Fidelity Advisor Capital Development Fund - Fidelity Advisor Capital Development Fund - Class O
Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665